Income and social contribution taxes	12 Months Ended
Jun. 30, 2022
Income and Social Contribution Taxes [Abstract]
Income and social contribution taxes

18. Income and social contribution taxes

18.1. Deferred taxes

Deferred income and social contribution tax assets and liabilities are offset when there is a legal right to offset tax credits against tax liabilities, and provided that they refer to the same tax authority and the same legal entity.

The fiscal year for income tax and social contribution calculation purposes is different from that adopted by the Company for the preparation of its consolidated financial statements, which ends June 30 of each year.

Deferred income tax and social contribution tax assets and liabilities as of June 30, 2022 and 2021 are as follows:

	2022	2021
Assets
Noncurrent
Tax loss carryforwards (NOL)	43,362	141,860
Biological assets	3,966	2,133
Financial lease	19,299	24,820
Contingency, bonuses and fair value	33,737	26,709
Derivative financial instruments	2,917	7,767
Allowance for expected credit losses	759	775
Difference in cost of farms	170	170
Provision of other accounts payable and receivable	2,732	2,182
Subscription warrant	4,475	4,665
	111,417	211,081
Liabilities
Noncurrent
Biological assets	61,764	87,901
Surplus on investment	1,733	1,733
Costs of transactions	2,332	2,996
Provision of residual value and useful life of PPE assets	5,017	2,592
Accelerated depreciation of assets for rural activity	50,514	43,516
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	20,567	26,714
Others	55	-
	141,982	165,452
Net balance	(30,565)	45,629

The balances are presented in the balance sheet as follows:

Net deferred assets	4,360	72,343
Net deferred liabilities	(34,925)	(26,714)

The net change in deferred income tax is as follows:

At June 30, 2020	(10,749)
Tax losses	78,794
Adjustments in biological assets and agricultural products	(59,422)
Financial lease	10,934
Provisions for contingency and fair value	21,915
Derivative financial instruments	3,047
Costs of transactions	(2,426)
Allowance for doubtful accounts	(115)
Provision for other accounts payable and receivable	(368)
Accelerated depreciation of assets for rural activity	1,090
Subscription warrant	4,307
Deferred taxes on surplus value	233
Temporary differences related to PPE	(1,611)
At June 30, 2021	45,629
Tax losses	(98,498)
Adjustments in biological assets and agricultural products	27,970
Financial lease	(5,521)
Provisions for contingency and fair value	7,028
Derivative financial instruments	(4,850)
Costs of transactions	664
Allowance for doubtful accounts	(16)
Provision for other accounts payable and receivable	550
Accelerated depreciation of assets for rural activity	(6,998)
Subscription warrant	(190)
Deferred taxes on surplus value	6,147
Share-based incentive plan (ILPA)	(2,425)
Indemnity assets	(55)
Total excluding effect from conversion	(30,565)
At June 30, 2022	(30,565)

The expected realization of deferred tax assets are as follows:

2022
2023	77,289
2024	4,398
2025	8,085
2026	11,215
2027 to 2032	10,430
111,417

18.2. Income and social contribution tax expenses

	2022	2021	2020
Income before income and social contribution taxes	637,317	298,131	133,529
Combined nominal rate of income tax and social contribution taxes – %	34%	34%	34%
	(216,688)	(101,365)	(45,400)

Share of loss in a Joint Venture	(11)	4	(51)
Management bonus	(2,805)	(2,795)	(2,411)
Share-based incentive plan - ILPA	-	-	126
Nondeductible expenses	-	(6)	-
Profit or loss of joint venture abroad		-	(1,070)
Fair value variation of accounts receivable from sale of farms	(1,322)	-	-
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue (*)	92,226	53,717	35,999
Recognition of deferred taxes (a)	-	73,888	-
Other permanent addition/exclusion	11,383	(3,928)	(1,168)

Income and social contribution taxes for the year	(117,217)	19,515	(13,975)

Current	(41,023)	(31,021)	(10,447)
Deferred	(76,194)	50,536	(3,528)
	(117,217)	19,515	(13,975)
Effective tax rate	-18%	7%	-10%

(*)	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.

(a) Refers to deferred tax assets related to tax losscarryfoward of Agrifirma, which were recognized upon the merger of Jaborandi Agrícola into Agrifirma. As a result of the merger, the expected future taxable income projections were revised, and the Company concluded that future taxable income will be generated to realize these tax loss carryforwards.